UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income Municipal Bond Fund®

Investment portfolio

April 30, 2009
unaudited

Bonds & notes — 88.73%	Principal amount (000)	Value (000)

ALABAMA — 0.23%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,223
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	2,299
		4,522

ALASKA — 0.99%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006,
Subseries A-2, AMT, 4.60% 2022	9,090	8,648
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	895	895
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, National insured, 5.50% 2010	1,775	1,815
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2000, 6.20% 2022 (preref. 2010)	890	921
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001, 5.375% 2021 (preref. 2011)	5,000	5,289
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,520
		19,088

ARIZONA — 3.82%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 4.40% 2024	2,000	2,000
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	470	295
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	999	592
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	500	490
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	10,500	7,022
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	7,000	3,650
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.63% 2042 (put 2015)[1]	6,000	4,743
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.48% 2042 (put 2015)[1]	5,000	3,946
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.619% 2037[1]	5,000	2,209
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2018	3,080	3,046
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2019	2,000	1,970
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	1,922
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	7,323	7,393
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	14,500	10,099
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2008, AMT, 7.50% 2038	10,000	7,864
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	2,955	2,920
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	2,769
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2039	7,000	7,112
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	1,000	1,028
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	741
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	416
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-1, AMT, 4.90% 2028	2,200	1,735
		73,962

CALIFORNIA — 7.41%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	2,994
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	1,010	751
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,000	2,962
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,341
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,540	1,352
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	3,500	3,481
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	1,000	923
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	793
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	615	569
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	879
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,117
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	922
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	890
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	941
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2010)[1]	3,000	3,106
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	990	902
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	802
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,028
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,028
Various Purpose G.O. Bonds 5.75% 2031	2,500	2,551
Various Purpose G.O. Bonds 6.50% 2033	5,000	5,478
Various Purpose G.O. Bonds 5.00% 2034	2,000	1,858
Various Purpose G.O. Bonds 6.00% 2038	8,500	8,821
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	1,585	1,742
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	3,000	1,918
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	177
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	835	835
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,964
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	958
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	2,000	1,899
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	370	323
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	749
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	2,648
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2018	4,990	4,993
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.00% 2017	440	440
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2023	2,430	2,312
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	4,000	4,086
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	965	673
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	2,690	2,237
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 6.50% 2028	5,250	4,005
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	1,394
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[2]	1,000	663
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	432
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	2,000	1,693
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,284
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	2,997
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,406
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	1,030	919
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	4,550	4,059
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	3,000	2,957
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	1,000	946
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	1,000	956
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	3,000	2,674
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 6.625% 2017[2]	3,000	2,336
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[2]	6,000	4,171
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2017	1,120	1,121
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	791
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	646
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	491
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 1.40% 2034[1]	5,000	2,606
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	909
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2026	1,000	1,034
San Diego Unified School Dist., 2005 G.O. Ref. Bonds (Election of 1998), Series D-2, FSA insured, 4.75% 2026	1,500	1,501
San Francisco Airport Auth., Ref. Bonds, Series A, AMT, 6.50% 2019 (put 2010)	1,000	1,045
San Francisco Airport Auth., Ref. Bonds, Series A-3, AMT, 6.75% 2019 (put 2011)	1,000	1,046
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,014
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	338
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[2]	400	380
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	3,500	2,761
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	3,200	2,162
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	760
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	2,463
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,096
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,245	931
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	704
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.40% 2017	2,000	1,572
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	2,250	1,892
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,443
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	742
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,255
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,500	1,117
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	1,012
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,000	1,056
		143,223

COLORADO — 4.38%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,213
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,500	1,113
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	4,110	2,600
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	1,435
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	572
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	518
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,865
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	1,248
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.50% 2016	2,210	2,294
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.00% 2017	2,000	1,997
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	500	515
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	17,000	8,896
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	1,000	563
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 1.945% 2033[1]	4,930	1,833
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project),
Series 2006, 6.00% 2036	1,700	1,078
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	938
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	900
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	385	394
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	1,830	1,667
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	3,377
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	615	683
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	1,630
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	1,795
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	789
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,187
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,007
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,241
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	1,710
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	8,125
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	5	5
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	8,500	7,254
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2005, 8.125% 2025	5,000	3,866
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
Series 2001, 7.75% 2026 (preref. 2011)	2,750	3,178
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	995	1,132
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2027	500	286
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2037	1,750	903
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	1,769
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	1,678
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	2,875	3,296
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	715
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,225	871
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	741
Regents of the Univeristy of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2038	1,250	1,297
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	1,655	1,665
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	1,658
		84,497

CONNECTICUT — 0.88%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,363
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
Series 1993-B, AMT, 5.95% 2028	1,500	1,407
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.25% 2019	765	671
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[2]	1,500	719
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[2]	1,000	992
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[2]	3,000	1,998
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	525	402
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	6,100	3,769
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	3,000	1,595
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	2,000	1,006
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	1,380	951
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	2,391
		17,264

DELAWARE — 0.05%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2006-C, AMT, 6.25% 2037	885	919

DISTRICT OF COLUMBIA — 0.51%
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	2,000	2,070
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 6.00% 2035	4,000	4,329
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	3,300	3,435
		9,834

FLORIDA — 13.04%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	900	908
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	1,000	776
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	3,667
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	4,500	2,931
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	2,060	1,575
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,500	1,188
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	959
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,850	1,159
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-B, 6.20% 2038	1,500	921
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	610	591
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	1,960	1,663
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	980	265
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,500	885
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	1,400	1,669
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,330	2,779
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	1,000	1,021
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	4,435	2,824
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 2038	5,715	3,544
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	525	286
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,290	1,446
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-A, 5.60% 2039	1,500	691
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-B, 5.50% 2017	3,400	1,590
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	615	448
Board of Education, Lottery Rev. Bonds, Series 2009-A, 5.00% 2021	3,000	3,139
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	6,725	6,498
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,935	2,774
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	325	269
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	1,765	921
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	985	1,062
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	5,944
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	5,598
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	9,035
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, FSA insured, 5.25% 2018	2,000	2,009
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	915	789
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2012	60	55
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,155	817
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,280	2,874
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,260	753
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	2,000	2,187
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016 (preref. 2015)	150	173
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018 (preref. 2015)	250	289
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018 (preref. 2016)	100	117
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	170
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016	1,050	1,076
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018	1,750	1,771
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018	2,900	2,963
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,773
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	2,000	1,801
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	885
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,005
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2013	1,500	1,504
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,795	3,601
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	2,000	2,066
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,292
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	2,515	2,165
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	2,500	1,896
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	1,774
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	740	695
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	135	128
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	920	494
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010	2,795	1,845
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	980	919
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,755	1,583
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	2,000	939
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	3,587
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	1,988
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	985	552
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,205	1,835
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,135	1,949
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	455
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	3,000	1,396
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	2,315	1,987
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	1,838
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	1,360
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,000	1,663
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	2,175
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	7,936
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,556
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	1,961
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	2,750	1,495
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014	4,255	2,624
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2018	2,200	2,306
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,162
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	1,255	1,277
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,100	953
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,840	2,741
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,665	3,281
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	600	547
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	95	95
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,950	1,069
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	990
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,002
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	3,869
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.50% 2036	2,000	1,934
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,032
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	1,975	1,316
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,000	3,128
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,000	497
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-B, 5.30% 2016	1,970	995
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	525
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	2,125	2,093
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,905	1,856
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project),
Series 1997-A, 7.00% 2019	1,000	1,000
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	475	485
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	2,717
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	3,085	2,516
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	1,000	1,058
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,730	2,025
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,500	812
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,175
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	965	502
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	1,780	998
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,305	2,100
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,365	1,065
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,625	1,429
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,230	2,311
Seminole Tribe of Florida 5.75% 2022[2]	2,260	1,814
Seminole Tribe of Florida 5.50% 2024[2]	2,500	1,852
Seminole Tribe of Florida 5.25% 2027[2]	7,000	4,849
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	3,995	2,557
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	3,995	2,222
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	1,453
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,740	3,270
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	965	556
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	3,000	1,647
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,588
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	50	50
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	6,250	3,531
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-1, 5.30% 2017	2,000	1,118
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	1,740	658
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,485
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,355
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,930	1,723
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	960	594
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,850	3,100
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,135	621
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	990	779
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	980	694
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	40	38
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,690	1,004
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	3,910	2,461
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	3,307
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	1,975	1,443
		253,421

GEORGIA — 2.69%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,455
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	715	809
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	2,000	2,363
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	2,545	2,305
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	3,000	2,841
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	4,705	4,007
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	1,850	1,887
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,028
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,500	3,141
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,083
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	2,500	1,514
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	1,254
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	1,636
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	1,000	805
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2022	5,000	3,892
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	1,615
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	791
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,079
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	1,945
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	882
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012 (escrowed to maturity)	40	46
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College &
State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 1.459% 2033[1]	1,500	747
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	9,500	10,672
		51,797

GUAM — 0.04%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	860

IDAHO — 1.28%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	60	61
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	65	66
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	165	166
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	165	167
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	100	103
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	810	833
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	650	653
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	770	771
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	745	770
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	735	758
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	700	699
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	695	637
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,075	1,075
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,000	941
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,475	1,487
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,740	1,602
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	885	807
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,145	1,060
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,105	1,027
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	2,985	2,848
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	2,160	1,962
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	860	743
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,965	1,753
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-E-1, Class III, AMT, 4.85% 2028	2,605	2,366
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-J, Class III, AMT, 5.00% 2028	1,190	1,113
		24,498

ILLINOIS — 5.29%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 5.90% 2027	6,000	4,158
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,018
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2017	5,000	5,338
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	2,030	2,045
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	1,170	1,177
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	1,382
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	707	604
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	3,650	2,114
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,000	770
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	701
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	2,499
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	4,500	3,687
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	287
Fin. Auth., Rev. Bonds (Central DuPage Health), 5.00% 2027	2,000	1,979
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	1,315
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	4,750	2,378
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	5,500	4,087
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	3,335	3,365
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	2,000	1,953
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	2,490	1,607
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2037	2,000	1,220
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	5,725	3,437
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series A, 6.00% 2039	6,000	6,152
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	1,000	601
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	3,000	1,606
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	2,000	1,045
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	1,363
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,500	1,078
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,255
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,333
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020 (preref. 2009)	1,000	1,014
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	1,911
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	1,975
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	928
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	776
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,193
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,990	2,118
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	5,500	4,839
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	3,810
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037	5,000	2,623
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	3,230	1,627
Village of Hampshire (Kane County), Special Service Area Number 18, Special Tax Bonds
(Crown Dev. Projects — Tamms Farm), Series 2007-A, 6.00% 2044	1,210	609
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	3,000	1,511
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,511
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	497
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,131
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,855	1,711
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,484
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,135	1,170
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	445	455
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	815
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	909
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,187
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	1,521
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	2,620
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project),
Series 2001, 7.75% 2030 (preref. 2011)	938	1,038
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	960	665
		103,202

INDIANA — 2.07%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,450
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	671
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	956
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,170
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	1,500	1,155
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	5,220	4,640
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	3,347
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	6,053
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	860	919
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	140	161
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 2031[3]	3,500	79
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	8,000	7,196
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, National insured, 5.25% 2014	2,000	2,067
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,032
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,002
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	2,944
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	172
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	330
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,205
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	2,652
		40,201

IOWA — 0.54%
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2047	2,075	1,588
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	1,799
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	3,552
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,260	1,261
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,174
		10,374

KANSAS — 0.36%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	995
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	3,250	2,019
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community),
Series 2007-B, 5.125% 2042	1,000	644
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,705	1,787
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,745	1,485
		6,930

KENTUCKY — 0.99%
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	3,000	3,097
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	2,000	2,070
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.80% 2012	1,000	921
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	7,000	5,512
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 5.75% 2028	2,500	2,589
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2033	1,000	1,037
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2042	2,000	2,061
Louisville/Jefferson County Metro Government, Health Facs. Rev. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037	2,005	2,008
		19,295

LOUISIANA — 2.39%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	3,000	2,774
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-3, CIFG insured, 7.75% 2025[1]	3,000	3,000
Colonial Pinnacle Community Dev. Dist., Special Assessment Bonds, Series 2008, 7.00% 2037	4,000	2,536
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	3,769
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	13,000	9,114
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,274
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	1,000	733
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	10,500	8,110
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	13,978
		46,288

MAINE — 0.74%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4]	15,000	12,962
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,341
		14,303

MARYLAND — 1.19%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,666	1,591
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,987	1,062
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	1,000	807
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,015	2,031
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	341
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	803
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2026	1,000	758
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	2,692
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	970	641
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	4,820
Health and Higher Educational Facs. Auth., Rev. Bonds (King Farm Presbyterian Retirement Community Issue),
Series 2007-B, 4.75% 2013	1,500	1,321
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds
(GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, AMT, 5.75% 2029	1,000	1,007
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,585
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,750	1,537
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
Series 2002, 7.00% 2032 (preref. 2012)	1,885	2,192
		23,188

MASSACHUSETTS — 2.18%
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,181
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2019	800	666
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	2,807
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	740
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	1,547
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	1,735
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	1,119
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.60% 2022	5,000	4,356
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	8,240
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue H,
Series 2008, AMT, ASSURED GUARANTY insured, 6.125% 2022	8,000	8,217
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	3,000	3,078
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2038	3,000	3,064
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	1,500	1,626
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,080
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	1,960	1,738
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2039	1,000	1,019
		42,213

MICHIGAN — 2.22%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	1,927
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	3,883
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,188
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	1,740
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	417
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	470
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	451
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	380	370
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	4,266
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	2,000	1,742
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	1,901
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2026	2,000	1,638
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	3,000	2,226
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,188
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	1,000	864
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	4,000	3,136
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,521
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	810
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	4,469
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,352
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,380
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,065
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	2,000	1,558
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	3,440	2,417
		42,979

MINNESOTA — 0.06%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds
(HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,255

MISSISSIPPI — 0.33%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	2,500	2,489
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	4,500	3,949
		6,438

MISSOURI — 1.79%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	2,885	2,669
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,505	1,330
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	1,940	1,610
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	1,939
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2006-B, AMT, 6.05% 2037	4,615	4,762
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,000	5,126
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	2,400
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	5,105
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	7,113
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	2,607
		34,661

MONTANA — 0.21%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	921
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	1,378
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,735	1,754
		4,053

NEBRASKA — 0.63%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,241
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	1,340	881
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	4,410	4,487
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	3,445	3,445
		12,054

NEVADA — 2.77%
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.25% 2020	2,500	2,641
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	4,000	4,166
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	548
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.125% 2011	945	882
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.40% 2014	1,150	954
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.50% 2015	905	724
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.875% 2021	2,335	1,588
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	970	879
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	970	863
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	3,275	2,404
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,896
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	245	265
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	1,755
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	455
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,395	567
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	3,485	1,402
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	715	639
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	985	799
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	954
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,475	3,052
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	1,640	1,607
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	960	871
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	30	30
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	25	26
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	4,000	4,102
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,115	1,703
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	1,000	613
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	3,926
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,495
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	1,534
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	6,450	6,482
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	2,000	1,659
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	770
City of Sparks, Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Bonds,
Series A, 6.50% 2020	2,000	1,603
		53,854

NEW HAMPSHIRE — 0.50%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project),
Series 1992-D, AMT, 6.00% 2021	2,000	1,951
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	934
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	5,000	4,341
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2020	1,200	1,162
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,453
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	85	87
		9,928

NEW JERSEY — 3.14%
Certs. of Part., Series 2009-A, 5.25% 2023	3,000	3,078
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	1,500	1,434
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	2,000	1,887
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	2,571
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	1,500	1,801
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	4,060	2,771
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	115	70
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	665	625
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2019	1,000	734
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,395
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	11,000	7,083
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2007-E-2, FGIC-National insured, 3.00% 2037[1]	14,355	14,355
Higher Education Student Assistance Auth., Student Loan Rev. Bonds,
Series 2008-A, AMT, ASSURED GUARANTY insured, 5.875% 2021	3,000	3,134
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, National insured, 4.75% 2033	2,000	1,732
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, National insured, 4.85% 2039	1,500	1,305
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2039	2,000	2,059
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	3,425	2,889
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	12,500	8,208
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	1,000	1,092
New Jersey Turnpike Auth., Turnpike Rev. Bonds, Series 2009-E, 5.25% 2040	2,500	2,522
		60,745

NEW MEXICO — 0.71%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,835	1,668
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	4,655	4,388
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2002-C, AMT, 5.82% 2033	1,060	1,071
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	2,750	2,917
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,625
		13,669

NEW YORK — 3.21%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	2,000	2,163
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	807
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	6,000	6,060
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	1,915	2,048
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2029	1,000	1,017
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	1,000	1,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	3,500	3,681
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	800	817
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,186
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,505
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	928
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	467
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	9,000	7,616
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	2,000	1,388
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project),
Series 1997, AMT, 6.20% 2022	2,835	2,283
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,000	6,134
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	1,566
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.00% 2020	4,000	2,473
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	3,000	2,914
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,535	1,492
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	4,500	4,307
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	2,000	1,888
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	1,853
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds,
Fiscal Series 2009-EE, 5.00% 2018	3,000	3,355
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	2,685	1,726
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	1,768
		62,454

NORTH CAROLINA — 0.67%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	998
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,066
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,533
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,849
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	4,095	4,122
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 30-A, AMT, 5.50% 2039	985	1,001
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	1,468
		13,037

NORTH DAKOTA — 0.01%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	160	161

OHIO — 2.90%
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	1,500	1,543
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	6,100	6,134
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	2,930	2,309
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	23,145	15,699
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	1,000	636
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,015
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,433
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,566
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	1,473
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,005	1,016
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,080	1,082
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	1,920	1,920
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	4,000	3,974
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.50% 2024	4,500	3,925
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	1,678
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,136
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2018	1,020	938
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,061
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	335	341
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	585	579
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	665	726
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	176
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,200	2,549
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,500	3,207
		56,116

OKLAHOMA — 0.39%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,125	1,010
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,500	1,251
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	650	431
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 1999-D-2, AMT, 7.10% 2026	965	981
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	2,000	2,114
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	500	376
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,344
		7,507

OREGON — 0.49%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	5,488
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 5.25% 2029	5,000	4,129
		9,617

PENNSYLVANIA — 2.41%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,252
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	1,915	1,676
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2013	3,000	2,530
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	6,500	4,569
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	5,500	3,028
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	1,469
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	2,750	1,872
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2012	1,040	1,028
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,252
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	730	695
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	3,250	2,434
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	1,000	786
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	789
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	2,865	2,886
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	290	284
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	807
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	1,483
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,320
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	1,848
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	1,346
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	904
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,115
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	1,000	939
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	4,000	3,499
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	350	349
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	1,000	1,026
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	3,075	1,794
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,080
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	907
		46,967

PUERTO RICO — 0.41%
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	4,025	3,815
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,000	955
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	1,760	1,716
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	20,000	784
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	5,000	616
		7,886

RHODE ISLAND — 0.16%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	130	133
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	870	995
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 55-B, AMT, 4.55% 2022	2,000	1,872
		3,000

SOUTH CAROLINA — 1.38%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,765	2,383
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	1,294
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	1,155
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,364
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,000	1,262
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	2,750	1,548
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	3,500	3,537
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.375% 2028	2,850	3,012
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,790	1,879
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	3,000	2,967
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	1,870
County of York, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-1, 4.00% 2024	4,500	4,480
		26,751

SOUTH DAKOTA — 0.06%
Education Loans Inc., Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,065	1,085

TENNESSEE — 1.38%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	2,505	2,272
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,098
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,292
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,590
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	2,735	2,756
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, National insured, 6.25% 2013	1,000	1,038
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	428
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,399
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	837
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	1,981
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	4,370
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2016	5,000	4,482
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	2,500	2,087
		26,630

TEXAS — 6.46%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	1,690
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, AMT, 5.25% 2029	2,000	754
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035	6,000	2,472
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 2002, AMT, 8.25% 2036	4,580	2,116
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 9.125% 2029	5,000	2,586
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	3,020
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2007, AMT, 5.50% 2030	6,000	2,292
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, AMT, 5.375% 2015	5,000	4,276
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	11,680	6,902
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	3,745	2,213
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	2,738
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.25% 2014	1,195	1,079
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	662
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	784
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,137
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC-National insured, 5.625% 2011	1,000	1,046
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC-National insured, 5.75% 2015	1,185	1,210
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,575	1,660
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Brazoria County Project), Series 2003-A, AMT, 5.20% 2028	2,000	1,670
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,252
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	2,500	2,447
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	1,000	1,004
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	3,500	3,726
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,260
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	723
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC-National insured, 5.50% 2015	2,855	2,892
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	3,000	2,059
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,062
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	1,000	1,024
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	2,500	1,974
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	749
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	2,864
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	920	634
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2007-A, AMT, 5.20% 2018	15,300	13,658
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	839
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,098
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	1,648
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	5,222
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	1,000	772
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	3,821
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,000	7,560
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	1,000	1,091
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	4,000	3,925
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	3,377
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	2,678
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	712
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	1,857
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC-National insured, 5.75% 2016	1,000	1,019
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,000	939
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and
Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	1,370	1,366
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2022	1,855	1,700
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	848
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	1,676
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,023
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2039	1,000	1,019
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,344
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,000	1,234
		125,403

UTAH — 0.80%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,030	994
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	975	975
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	460	453
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	1,635	1,608
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	715	722
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	1,745	1,658
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,205	1,144
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,010	1,008
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,155	1,104
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	670	643
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	685	616
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	1,045	963
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1999 Issue D, AMT, 5.60% 2013	15	15
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	15	15
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	45	45
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	60	61
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	60	61
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	964
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,190	958
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	1,900	1,499
		15,506

VIRGINIA — 0.58%
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	3,074
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds
(Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	997
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	1,500	1,556
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	759
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	830	649
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,820	2,767
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,550	1,617
		11,419

VIRGIN ISLANDS — 0.05%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	980

WASHINGTON — 1.28%
Various Purpose G.O. Bonds, Series 2009-C, 5.00% 2029	4,000	4,159
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	6,372
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	5,500	3,632
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,000	1,736
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,448
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II),
Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,439
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC-National insured, 5.50% 2012	1,000	1,058
		24,844

WEST VIRGINIA — 0.38%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	4,038
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	5,200	3,247
		7,285

WISCONSIN — 1.37%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010 (escrowed to maturity)	750	783
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	1,500	1,663
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	12,180	13,068
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	2,250	2,030
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	2,500	2,273
General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	2,000	2,082
General Fund Annual Appropriation Bonds, Series 2009-A, 6.00% 2036	1,500	1,587
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	99
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	2,078
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	1,000	827
		26,490

MULTI-STATE — 0.91%
Charter Mac Equity Issuer Trust, Preferred Shares, Series A-1, AMT, 7.10% (undated)[2]	9,000	9,056
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	1,400
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	2,831
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	4,000	2,849
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	1,412
		17,548

Total bonds & notes (cost: $2,125,420,000)		1,720,201

	Principal amount	Value
Short-term securities — 9.69%	(000)	(000)

Industrial Dev. Auth. of the County of Pima, Arizona, Industrial Dev. Rev. Bonds (Tuscon Electric Power Co. Project),
Series 2008-B, 0.44% 2029[1]	1,400	1,400
Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes),
Series 1998, National insured, 6.00% 2028[1]	2,935	2,935
Community Redev. Agcy. of the City of Los Angeles, California, Multi-family Housing Rev. Bonds
(Wilshire Station Apartments), Series 2003-A, AMT, 0.67% 2038[1]	3,500	3,500
Santa Clara County, California, Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2009-A, 0.21% 2044[1]	1,400	1,400
California Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, 0.65% 2034[1]	1,300	1,300
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 1.00% 2029[1]	4,000	4,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.50% 2035[1]	1,435	1,435
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-3, 0.50% 2037[1]	2,000	2,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.45% 2038[1]	3,685	3,685
County of Pitkin, Colorado, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project),
Series 1994-B, AMT, 0.70% 2014[1]	1,700	1,700
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale-New Haven Hospital Issue),
Series L-2, 0.48% 2036[1]	2,000	2,000
State of Connecticut, Health and Educational Facs. Auth., Demand Rev. Bonds (Choate Rosemary Hall Issue),
Series D, 0.32% 2037[1]	6,000	6,000
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.45% 2038[1]	1,000	1,000
State of Florida, Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2008-B, 0.36% 2041[1]	1,000	1,000
State of Florida, Orange County Educational Facs. Auth., Educational Facs. Rev. Bonds (Rollins College Project),
Series 2001, 0.39% 2031[1]	2,000	2,000
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.45% 2022[1]	5,000	5,000
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.45% 2035[1]	3,050	3,050
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-1, AMT, 0.65% 2035[1]	2,025	2,025
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, AMT, 0.70% 2039[1]	5,625	5,625
State of Kentucky, Lexington-Fayette Urban County Airport Board, General Airport Rev. and Rev. Ref. Bonds
(Lexington-Fayette Urban County Government G.O.), Series 2008-A, AMT, 0.70% 2038[1]	2,000	2,000
State of Louisiana, Calcasieu Parish Public Trust Auth., Waste Disposal Rev. Bonds (WPT Corp.), AMT, 0.75% 2027[1]	2,000	2,000
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project),
Series 2002, AMT, 0.45% 2027[1]	2,500	2,500
Econ. Dev. Corp. of the Township of Green Lake, Michigan, Demand Rev. and Ref. Bonds
(Interlochen Center For The Art Project), Series 2004, 0.50% 2034[1]	1,300	1,300
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2002-A, 0.50% 2032[1]	1,700	1,700
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.92% 2032[1]	1,095	1,095
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.25% 2032[1]	6,000	6,000
City of Forsyth, Montana, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
Series 2008, AMT, 0.55% 2034[1]	2,000	2,000
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	14,000	14,056
Dormitory Auth. of the State of New York, University of Rochester Rev. Bonds, Series 2006-B-1, 0.35% 2024[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-A, 0.25% 2030[1]	2,000	2,000
State of Ohio, Collateralized Air Quality, Dev. Rev. Ref. Bonds (Dayton Power and Light Company Project),
Series 2008-A, 0.56% 2040[1]	7,700	7,700
State of Oklahoma, Trustees of the Tulsa Airports Improvement Trust, Tulsa International Airport General Rev. Bonds,
Ref. Series 2007-C, AMT, 0.63% 2023[1]	3,600	3,600
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 86, 0.50% 2040[1]	6,400	6,400
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 89-B, AMT, 0.50% 2038[1]	2,500	2,500
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 90-B, 1.10% 2045[1]	9,500	9,500
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-2, 3.00% 7/30/2009	10,000	10,062
Lawrence County, South Dakota, Solid Waste Disposal Rev. Bonds (Homestake Mining Co. of California Project),
Series 1997-A, AMT, 0.60% 2032[1]	2,000	2,000
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1999, 0.50% 2029[1]	1,125	1,125
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.45% 2033[1]	3,175	3,175
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.45% 2038[1]	1,700	1,700
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.45% 2026[1]	1,300	1,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.45% 2034[1]	2,400	2,400
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.45% 2038[1]	6,800	6,800
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.45% 2041[1]	2,700	2,700
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds
(BP Products North America Inc. Project), Series 2006, AMT, 0.47% 2036[1]	200	200
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	30,000	30,256
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate
Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.45% 2031[1]	2,500	2,500
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate
Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.45% 2033[1]	2,500	2,500
Washington State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Seaport Landing Retirement Project),
Series 2005-A, AMT, 0.92% 2041[1]	2,000	2,000
Washington State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Park Vista Retirement Project),
Series 2005-A, AMT, 0.92% 2041[1]	1,700	1,700

Total short-term securities (cost: $187,648,000)		187,824

Total investment securities (cost: $2,313,068,000)		1,908,025
Other assets less liabilities		30,699

Net assets		$1,938,724

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,128,000, which represented 2.48% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$—
Level 2 – Other significant observable inputs	1,908,025
Level 3 – Significant unobservable inputs	—
Total	$1,908,025

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended April 30, 2009 (dollars in thousands):

Level 3 Investment securities

Beginning value at 8/1/2008	$15,014
Net unrealized depreciation	(1,988)
Net transfers out of Level 3	(13,026)
Ending value at 4/30/2009	$—

Net unrealized depreciation during the period on Level 3 investment securities held at 4/30/2009	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,785
Gross unrealized depreciation on investment securities	(421,420)
Net unrealized depreciation on investment securities	(402,635)
Cost of investment securities for federal income tax purposes	2,310,660

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-940-0609O-S15809

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 26, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: June 26, 2009